Accounting information and policies - Contribution of the Group's Venezuelan and Turkish operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Hyperinflation adjustments	$ 334	$ 264	$ 365
Türkiye(1)
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	32.00%	35.00%	72.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	574.00%	171.00%	77.00%